UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.

and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Small Cap

    Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of

    BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2017

Date of reporting period: 02/28/2017

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Small Cap Growth Fund II
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$161,692,939
Total Investments (Cost — $ 139,615,768) — 100.1%	161,692,939
Liabilities in Excess of Other Assets — (0.1)%	(134,419)

Net Assets — 100.0%	$161,558,520

Notes to Schedule of Investments

BlackRock Small Cap Growth Fund II (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the “Master Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $161,692,939 and 100%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the BlackRock Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended February 28, 2017, there were no transfers between levels.

BLACKROCK SERIES, INC.	FEBRUARY 28, 2017	1

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.0%
DigitalGlobe, Inc. (a)	1,371	$43,392
Engility Holdings, Inc. (a)	13,086	409,723
HEICO Corp., Class A	9,117	646,851
TASER International, Inc. (a)	5,248	134,716
Triumph Group, Inc.	1,362	37,864
Vectrus, Inc. (a)	10,485	253,842

		1,526,388
Air Freight & Logistics — 1.2%
Hub Group, Inc., Class A (a)	36,615	1,849,057
Airlines — 0.7%
Hawaiian Holdings, Inc. (a)	23,246	1,130,918
Auto Components — 2.4%
Cooper-Standard Holdings, Inc. (a)	6,509	729,008
LCI Industries	561	60,420
Lear Corp.	618	87,750
Tenneco, Inc. (a)	37,923	2,438,828
Tower International, Inc.	22,683	627,185

		3,943,191
Banks — 2.7%
Bank of the Ozarks, Inc.	11,324	619,763
Central Pacific Financial Corp.	43,716	1,380,551
Home BancShares, Inc.	24,064	677,161
Wintrust Financial Corp.	23,313	1,718,168

		4,395,643
Beverages — 0.4%
Primo Water Corp. (a)	49,530	710,260
Biotechnology — 7.5%
Achillion Pharmaceuticals, Inc. (a)	48,366	193,948
Acorda Therapeutics, Inc. (a)	7,530	199,169
Aduro Biotech, Inc. (a)	9,023	101,509
Alder Biopharmaceuticals, Inc. (a)	15,121	345,515
Applied Genetic Technologies Corp. (a)	17,279	133,912
Aptevo Therapeutics, Inc.	5,686	11,372
Ardelyx, Inc. (a)	11,104	151,014
Arena Pharmaceuticals, Inc. (a)	45,900	72,522
aTyr Pharma, Inc. (a)	36,801	147,204
BioSpecifics Technologies Corp. (a)	3,882	205,241
Bluebird Bio, Inc. (a)	2,156	188,973
Celldex Therapeutics, Inc. (a)	4,799	16,988
ChemoCentryx, Inc. (a)	23,852	157,900
Clovis Oncology, Inc. (a)	4,043	233,726
Coherus Biosciences, Inc. (a)	3,152	74,387
Concert Pharmaceuticals, Inc. (a)	10,225	95,093
Corvus Pharmaceuticals, Inc. (a)	6,197	89,113
Cytokinetics, Inc. (a)	18,693	198,146
Emergent BioSolutions, Inc. (a)	4,821	151,283
Enanta Pharmaceuticals, Inc. (a)	5,718	164,793
Enzon Pharmaceuticals, Inc.	104,535	33,974
EPIRUS Biopharmaceuticals, Inc. (a)	12,121	242
Exact Sciences Corp. (a)	23,917	514,694
Exelixis, Inc. (a)	31,774	684,094
FibroGen, Inc. (a)	15,965	399,125
Five Prime Therapeutics, Inc. (a)	4,655	213,525
Genomic Health, Inc. (a)	9,011	272,042
Halozyme Therapeutics, Inc. (a)	30,965	396,971

Common Stocks	Shares	Value
Biotechnology (continued)
Ignyta, Inc. (a)	12,257	$107,862
Immune Design Corp. (a)	10,534	53,723
Insmed, Inc. (a)	1,326	21,123
Insys Therapeutics, Inc. (a)(b)	13,021	166,148
Intellia Therapeutics, Inc. (a)	3,324	47,467
Ironwood Pharmaceuticals, Inc. (a)	32,812	554,195
Kindred Biosciences, Inc. (a)	15,911	82,737
Kite Pharma, Inc. (a)	4,236	299,782
Lexicon Pharmaceuticals, Inc. (a)	17,625	282,881
Ligand Pharmaceuticals, Inc. (a)	1,960	205,075
Merrimack Pharmaceuticals, Inc. (a)	37,521	115,189
MiMedx Group, Inc. (a)	3,453	29,592
Myriad Genetics, Inc. (a)	4,805	93,361
Natera, Inc. (a)	6,825	65,247
NewLink Genetics Corp. (a)	13,739	215,840
OncoMed Pharmaceuticals, Inc. (a)	1,623	16,490
Ophthotech Corp. (a)	31,080	111,266
Peregrine Pharmaceuticals, Inc. (a)	93,188	56,379
Pfenex, Inc. (a)	12,520	90,520
Portola Pharmaceuticals, Inc. (a)	3,662	126,998
Progenics Pharmaceuticals, Inc.	2,967	33,349
Prothena Corp. PLC (a)	3,563	208,970
PTC Therapeutics, Inc. (a)	10,653	145,200
Puma Biotechnology, Inc. (a)	9,152	335,878
Ra Pharmaceuticals, Inc. (a)	5,772	120,866
Radius Health, Inc. (a)	2,192	92,371
Repligen Corp. (a)	10,932	344,467
Retrophin, Inc. (a)	7,593	161,503
Rigel Pharmaceuticals, Inc. (a)	54,807	134,277
Sage Therapeutics, Inc. (a)	2,941	198,223
Sangamo Therapeutics, Inc. (a)	29,062	132,232
Sarepta Therapeutics, Inc. (a)	3,878	120,645
Seres Therapeutics, Inc. (a)	1,598	15,469
Spark Therapeutics, Inc. (a)	958	61,101
Spectrum Pharmaceuticals, Inc. (a)	26,126	167,206
Strongbridge Biopharma PLC (a)	3,414	10,071
Synergy Pharmaceuticals, Inc. (a)	5,274	30,536
TESARO, Inc. (a)	4,228	796,428
Ultragenyx Pharmaceutical, Inc. (a)	4,598	391,198
United Therapeutics Corp. (a)	724	106,949
Vanda Pharmaceuticals, Inc. (a)	14,551	207,352
vTv Therapeutics, Inc., Class A (a)	9,148	55,162
ZIOPHARM Oncology, Inc. (a)(b)	10,489	66,605

		12,124,408
Building Products — 3.6%
Apogee Enterprises, Inc.	44,841	2,564,008
Continental Building Products, Inc. (a)	26,018	636,140
Trex Co., Inc.	938	63,793
Universal Forest Products, Inc.	26,393	2,528,713

		5,792,654
Capital Markets — 1.6%
Evercore Partners, Inc., Class A	24,537	1,951,918
Houlihan Lokey, Inc.	9,679	304,792
Moelis & Co., Class A	10,593	389,822

		2,646,532

Portfolio Abbreviations
ADR	American Depositary Receipts
CVR	Contingent Value Rights

BLACKROCK MASTER LLC	FEBRUARY 28, 2017	1

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Common Stocks	Shares	Value
Chemicals — 2.4%
Chemours Co.	4,831	$162,611
Chemtura Corp. (a)	5,710	189,287
Ferro Corp. (a)	1,529	21,406
Innospec, Inc.	1,181	77,119
Koppers Holdings, Inc. (a)	3,275	143,609
OMNOVA Solutions, Inc. (a)	22,917	211,982
PolyOne Corp.	71,277	2,400,609
Sensient Technologies Corp.	3,726	297,856
Stepan Co.	3,855	291,477
Trinseo SA	1,509	104,347

		3,900,303
Commercial Services & Supplies — 2.1%
ACCO Brands Corp. (a)	8,600	115,240
ARC Document Solutions, Inc. (a)	74,069	297,757
Casella Waste Systems, Inc., Class A (a)	4,622	53,985
InnerWorkings, Inc. (a)	17,233	167,332
Kimball International, Inc., Class B	8,477	139,023
Knoll, Inc.	3,986	89,087
Quad/Graphics, Inc.	4,245	115,252
Steelcase, Inc., Class A	26,244	419,904
Tetra Tech, Inc.	49,943	2,010,206

		3,407,786
Communications Equipment — 1.8%
Black Box Corp.	7,374	66,366
Calix, Inc. (a)	15,889	109,634
Ciena Corp. (a)	20,689	544,948
Finisar Corp.	2,390	80,017
InterDigital, Inc.	4,615	387,891
NETGEAR, Inc. (a)	7,888	432,262
Ubiquiti Networks, Inc. (a)	24,799	1,218,623

		2,839,741
Construction & Engineering — 2.1%
Comfort Systems U.S.A., Inc.	33,928	1,294,353
EMCOR Group, Inc.	2,251	138,391
MasTec, Inc. (a)	47,843	1,877,838

		3,310,582
Construction Materials — 0.3%
Summit Materials, Inc., Class A (a)	20,596	492,038
Consumer Finance — 0.4%
Consumer Portfolio Services, Inc. (a)	42,433	219,379
Enova International, Inc. (a)	34,494	494,989

		714,368
Diversified Consumer Services — 0.3%
Capella Education Co.	319	24,276
Collectors Universe, Inc.	10,518	246,121
K12, Inc. (a)	7,677	137,111

		407,508
Diversified Financial Services — 0.0%
NewStar Financial, Inc. (a)	2,561	25,508
Diversified Telecommunication Services — 0.9%
Cogent Communications Holdings, Inc.	10,697	443,391
FairPoint Communications, Inc. (a)	2,966	47,011
Ooma, Inc. (a)	7,536	76,490
Windstream Holdings, Inc.	117,248	875,843

		1,442,735
Electrical Equipment — 0.2%
Atkore International Group, Inc. (a)	12,389	324,840
LSI Industries, Inc.	6,144	60,703

		385,543

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 3.8%
Fabrinet (a)	5,862	$243,566
Kemet Corp. (a)	35,392	383,295
PC Connection, Inc.	2,061	55,152
PCM, Inc. (a)	1,267	34,082
Sanmina Corp. (a)	67,459	2,630,901
SYNNEX Corp.	23,831	2,786,321

		6,133,317
Energy Equipment & Services — 0.3%
Aspen Aerogels, Inc. (a)	6,216	25,734
Fairmount Santrol Holdings, Inc. (a)	6,222	58,985
Helix Energy Solutions Group, Inc. (a)	24,590	203,113
Matrix Service Co. (a)	3,082	49,928
Pioneer Energy Services Corp. (a)	18,005	94,526
Unit Corp. (a)	4,195	113,852

		546,138
Equity Real Estate Investment Trusts (REITs) — 5.3%
American Assets Trust, Inc.	4,041	177,804
Ashford Hospitality Prime, Inc.	1,811	23,634
Chatham Lodging Trust	21,404	428,722
CoreSite Realty Corp.	1,322	119,073
DCT Industrial Trust, Inc.	5,587	267,282
National Storage Affiliates Trust	27,005	654,061
PS Business Parks, Inc.	27,875	3,239,354
QTS Realty Trust, Inc., Class A	7,043	370,462
Ramco-Gershenson Properties Trust	89,082	1,395,024
Retail Opportunity Investments Corp.	60,364	1,328,008
Ryman Hospitality Properties, Inc.	2,898	186,834
Summit Hotel Properties, Inc.	24,961	384,150

		8,574,408
Food & Staples Retailing — 0.4%
Performance Food Group Co. (a)	15,556	367,122
SpartanNash Co.	6,487	226,396

		593,518
Food Products — 1.6%
Calavo Growers, Inc.	285	16,074
Dean Foods Co.	85,853	1,565,959
Fresh Del Monte Produce, Inc.	4,146	239,929
Sanderson Farms, Inc.	8,542	811,832

		2,633,794
Gas Utilities — 0.9%
Southwest Gas Holdings, Inc. (a)	16,824	1,438,957
Health Care Equipment & Supplies — 6.2%
Cantel Medical Corp.	37,756	3,100,145
Cardiovascular Systems, Inc. (a)	15,171	430,856
Cutera, Inc. (a)	9,110	185,844
Glaukos Corp. (a)	7,213	328,192
Insulet Corp. (a)	8,440	367,646
Integra LifeSciences Holdings Corp.	4,278	182,842
LeMaitre Vascular, Inc.	15,602	345,428
Masimo Corp. (a)	39,173	3,539,672
Neogen Corp. (a)	4,284	277,860
NxStage Medical, Inc. (a)	31,536	900,668
RTI Surgical, Inc. (a)	59,350	222,563
SeaSpine Holdings Corp. (a)	14,073	99,778

		9,981,494
Health Care Providers & Services — 1.5%
CorVel Corp.	671	27,108
Cross Country Healthcare, Inc. (a)	9,522	147,305
Diplomat Pharmacy, Inc. (a)	3,777	51,178
Ensign Group, Inc.	3,403	64,113
Five Star Quality Care, Inc. (a)	61,307	141,006

2	BLACKROCK MASTER LLC	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
HealthSouth Corp.	2,857	$120,908
LHC Group, Inc. (a)	1,257	60,361
Magellan Health, Inc. (a)	2,924	202,195
National Research Corp., Class A	334	6,229
Surgical Care Affiliates, Inc. (a)	8,061	457,220
WellCare Health Plans, Inc. (a)	7,473	1,055,188

		2,332,811
Health Care Technology — 0.8%
Medidata Solutions, Inc. (a)	12,076	675,290
Vocera Communications, Inc. (a)	31,003	641,452

		1,316,742
Hotels, Restaurants & Leisure — 4.4%
Bravo Brio Restaurant Group, Inc. (a)	11,703	46,812
Carrols Restaurant Group, Inc. (a)	48,568	767,374
Cheesecake Factory, Inc.	29,739	1,815,566
Intrawest Resorts Holdings, Inc. (a)	5,909	139,216
Isle of Capri Casinos, Inc. (a)	4,389	106,609
J. Alexander’s Holdings, Inc. (a)	24,854	231,142
Monarch Casino & Resort, Inc. (a)	666	16,970
Papa John’s International, Inc.	22,190	1,751,235
Red Rock Resorts, Inc., Class A	10,242	225,017
Ruth’s Hospitality Group, Inc.	3,183	53,634
Texas Roadhouse, Inc.	1,868	79,016
Vail Resorts, Inc.	10,210	1,849,848

		7,082,439
Household Durables — 0.8%
AV Homes, Inc. (a)	1,727	28,496
Century Communities, Inc. (a)	10,520	240,382
iRobot Corp. (a)	1,729	98,691
La-Z-Boy, Inc.	16,573	447,471
TopBuild Corp. (a)	7,400	310,652
ZAGG, Inc. (a)	30,017	181,603

		1,307,295
Household Products — 0.2%
Central Garden & Pet Co. (a)	5,871	198,146
Central Garden & Pet Co., Class A (a)	5,920	189,144

		387,290
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.	2,881	158,830
Insurance — 0.4%
Argo Group International Holdings Ltd.	7,815	523,214
James River Group Holdings Ltd.	1,621	69,735
Primerica, Inc.	1,144	92,378
State National Cos., Inc.	3	42

		685,369
Internet & Direct Marketing Retail — 0.1%
Overstock.com, Inc. (a)	8,895	164,113
U.S. Auto Parts Network, Inc. (a)	6,405	22,097

		186,210
Internet Software & Services — 3.0%
Bankrate, Inc. (a)	24,168	263,431
Box, Inc., Class A	21,159	372,822
Brightcove, Inc. (a)	6,588	55,339
Carbonite, Inc. (a)	15,185	295,348
Cornerstone OnDemand, Inc. (a)	7,126	297,653
Five9, Inc. (a)	11,454	182,233
j2 Global, Inc.	827	67,334
Limelight Networks, Inc. (a)	112,423	252,952
LogMeIn, Inc.	13,003	1,193,025
QuinStreet, Inc. (a)	188,588	609,139

Common Stocks	Shares	Value
Internet Software & Services (continued)
Support.com, Inc.	10,018	$21,739
Web.com Group, Inc. (a)	17,307	333,160
Wix.com Ltd. (a)	14,940	930,762

		4,874,937
IT Services — 3.4%
Acxiom Corp. (a)	8,818	251,489
CACI International, Inc., Class A (a)	253	31,726
Convergys Corp.	55,285	1,209,636
CSG Systems International, Inc.	48,434	1,908,784
Euronet Worldwide, Inc. (a)	5,702	472,012
Everi Holdings, Inc. (a)	29,321	95,293
Hackett Group, Inc.	41,218	830,955
Net 1 UEPS Technologies, Inc. (a)	1,639	21,799
Unisys Corp. (a)	44,920	624,388

		5,446,082
Leisure Products — 0.5%
Arctic Cat, Inc. (a)	930	17,205
Brunswick Corp.	12,522	749,943
Malibu Boats, Inc., Class A (a)	1,898	39,023
MCBC Holdings, Inc.	3,412	50,088

		856,259
Life Sciences Tools & Services — 1.4%
Cambrex Corp. (a)	8,385	472,495
Enzo Biochem, Inc. (a)	1,818	11,726
Harvard Bioscience, Inc. (a)	37,642	105,398
INC Research Holdings, Inc., Class A (a)	10,218	446,016
Medpace Holdings, Inc. (a)	5,715	165,449
NanoString Technologies, Inc. (a)	9,973	188,191
PAREXEL International Corp. (a)	6,908	446,879
PRA Health Sciences, Inc. (a)	6,857	404,632

		2,240,786
Machinery — 2.1%
Briggs & Stratton Corp.	11,876	254,146
Commercial Vehicle Group, Inc. (a)	18,240	114,912
John Bean Technologies Corp.	10,820	967,308
Luxfer Holdings PLC — ADR	19,330	214,370
Mueller Water Products, Inc., Class A	81,001	1,003,602
Supreme Industries, Inc., Class A	6,002	117,339
Watts Water Technologies, Inc., Class A	10,504	671,731

		3,343,408
Media — 0.5%
Entercom Communications Corp., Class A	10,937	171,164
Gannett Co., Inc.	2,601	22,681
Harte-Hanks, Inc.	44,813	69,460
MSG Networks, Inc., Class A (a)	970	21,146
New Media Investment Group, Inc.	1,313	20,260
Sinclair Broadcast Group, Inc., Class A	12,786	510,161
tronc, Inc.	2,820	41,172

		856,044
Metals & Mining — 1.4%
Ryerson Holding Corp. (a)	3,585	38,897
Schnitzer Steel Industries, Inc., Class A	6,116	145,561
Worthington Industries, Inc.	42,369	2,078,199

		2,262,657
Multiline Retail — 1.2%
Big Lots, Inc.	39,130	2,008,934
Multi-Utilities — 0.0%
NorthWestern Corp.	1,002	58,617

BLACKROCK MASTER LLC	FEBRUARY 28, 2017	3

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 0.9%
Bill Barrett Corp. (a)	28,793	$158,649
Carrizo Oil & Gas, Inc. (a)	17,280	562,464
Eclipse Resources Corp. (a)	18,506	39,973
EP Energy Corp., Class A (a)(b)	27,532	129,951
Evolution Petroleum Corp.	6,847	59,911
Matador Resources Co. (a)	17,303	416,483
Northern Oil and Gas, Inc. (a)	4,159	12,477
Sanchez Energy Corp. (a)	3,293	37,870
SandRidge Energy, Inc.	370	6,938

		1,424,716
Paper & Forest Products — 0.2%
Boise Cascade Co. (a)	4,286	116,151
Louisiana-Pacific Corp. (a)	5,823	137,306
Verso Corp., Class A (a)	5,542	43,394

		296,851
Personal Products — 0.1%
Avon Products, Inc.	15,441	67,940
Medifast, Inc.	960	43,046
Natural Health Trends Corp. (b)	1,235	34,321

		145,307
Pharmaceuticals — 3.3%
Catalent, Inc. (a)	2,829	81,192
Corcept Therapeutics, Inc. (a)	48,951	440,069
Heska Corp. (a)	3,144	291,575
Horizon Pharma PLC (a)	18,870	302,863
Juniper Pharmaceuticals, Inc. (a)	20,347	100,718
Nektar Therapeutics (a)	15,497	202,701
Prestige Brands Holdings, Inc. (a)	59,684	3,379,308
SciClone Pharmaceuticals, Inc. (a)	60,320	597,168

		5,395,594
Professional Services — 2.1%
Insperity, Inc.	30,218	2,515,649
Kforce, Inc.	17,421	448,591
RPX Corp. (a)	40,891	439,578
Willdan Group, Inc. (a)	898	24,893

		3,428,711
Real Estate Management & Development — 0.1%
RE/MAX Holdings, Inc., Class A	1,122	64,515
RMR Group, Inc., Class A	709	37,152

		101,667
Road & Rail — 0.1%
ArcBest Corp.	1,225	35,954
YRC Worldwide, Inc. (a)	14,208	182,431

		218,385
Semiconductors & Semiconductor Equipment — 6.0%
Advanced Energy Industries, Inc. (a)	6,801	422,342
Advanced Micro Devices, Inc. (a)	70,623	1,021,209
Alpha & Omega Semiconductor Ltd. (a)	25,847	497,813
Amkor Technology, Inc. (a)	49,962	490,627
Brooks Automation, Inc.	7,431	155,011
Cirrus Logic, Inc. (a)	19,880	1,075,110
Entegris, Inc. (a)	34,174	724,489
Microsemi Corp. (a)	17,400	901,668
Monolithic Power Systems, Inc.	19,505	1,715,855
Nanometrics, Inc. (a)	2,283	62,120
Power Integrations, Inc.	6,248	394,874
Rudolph Technologies, Inc. (a)	3	65
Semtech Corp. (a)	29,167	975,636
Synaptics, Inc. (a)	7,979	424,084

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Ultra Clean Holdings, Inc. (a)	60,562	$838,784

		9,699,687
Software — 6.8%
A10 Networks, Inc. (a)	101,444	959,660
Aspen Technology, Inc. (a)	23,168	1,346,988
Barracuda Networks, Inc. (a)	13,628	322,438
CommVault Systems, Inc. (a)	4,516	221,510
Exa Corp. (a)	5,448	85,370
HubSpot, Inc. (a)	4,906	291,907
Imperva, Inc. (a)	6,829	279,989
MicroStrategy, Inc., Class A (a)	10,918	2,094,946
Mitek Systems, Inc. (a)	5,183	32,394
MobileIron, Inc. (a)	8,357	40,114
Paylocity Holding Corp. (a)	7,826	275,945
Proofpoint, Inc. (a)	28,572	2,250,616
RingCentral, Inc., Class A (a)	17,548	468,532
Silver Spring Networks, Inc. (a)	4,531	55,550
Take-Two Interactive Software, Inc. (a)	29,204	1,664,044
Varonis Systems, Inc. (a)	12,779	350,145
Zix Corp. (a)	39,357	197,179

		10,937,327
Specialty Retail — 2.5%
Aaron’s, Inc. (a)	4,108	112,066
America’s Car-Mart, Inc. (a)	1,457	46,405
Asbury Automotive Group, Inc. (a)	3,451	224,833
Big 5 Sporting Goods Corp.	57,807	777,504
Burlington Stores, Inc. (a)	7,339	653,244
Children’s Place, Inc.	18,069	1,830,390
Group 1 Automotive, Inc.	580	45,060
Haverty Furniture Cos., Inc.	9,098	211,074
Lithia Motors, Inc., Class A	658	62,951
New York & Co., Inc. (a)	14,760	33,948
TravelCenters of America LLC (a)	11,257	73,171

		4,070,646
Technology Hardware, Storage & Peripherals — 0.2%
Quantum Corp. (a)	344,430	299,654
Super Micro Computer, Inc. (a)	3,423	88,998

		388,652
Textiles, Apparel & Luxury Goods — 0.8%
Culp, Inc.	32,839	1,116,526
Perry Ellis International, Inc. (a)	5,538	128,980

		1,245,506
Thrifts & Mortgage Finance — 1.3%
Essent Group Ltd. (a)	17,442	607,156
EverBank Financial Corp.	3	58
First Defiance Financial Corp.	4,638	227,958
Flagstar Bancorp, Inc. (a)	19,251	546,728
Walker & Dunlop, Inc. (a)	17,073	694,017

		2,075,917
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc.	30,714	1,936,518
GMS, Inc. (a)	17,420	523,994
MRC Global, Inc. (a)	41,719	843,141
Neff Corp., Class A (a)	2,448	38,189

		3,341,842
Water Utilities — 0.0%
California Water Service Group	2	74

4	BLACKROCK MASTER LLC	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Common Stocks	Shares	Value
Water Utilities (continued)
SJW Group	982	$47,656

		47,730
Total Common Stocks — 98.4%		159,170,037

Preferred Stocks	Shares	Value
Household Durables — 0.0%
AliphCom:
Series 6 (Acquired 6/03/14, cost $0) (a)(c)	$2,066	—
Series 8 (Acquired 8/31/15, cost $294,992) (a)(c)	49,410	—

		—
Software — 0.8%
Illumio Inc., Series C (Acquired 3/10/15, cost $250,317) (a)(c)	77,790	249,706
MongoDB:
Series C (Acquired 12/19/13, cost $379,504) (a)(c)	15,128	324,344
Series D (Acquired 12/19/13, cost $118,056) (a)(c)	4,706	100,897
Series E (Acquired 12/19/13, cost $4,168) (a)(c)	166	3,559
Palantir Technologies, Inc., Series I (Acquired 2/06/14, cost $500,000) (a)(c)	81,566	671,288

		1,349,794
Total Preferred Stocks — 0.8%		1,349,794

Rights	Shares	Value
Biotechnology — 0.1%
Dyax Corp. — CVR (a)	35,077	$80,326
Pharmaceuticals — 0.0%
Durata Therapeutics, Inc. — CVR (a)	1,930	—
Total Rights — 0.1%		80,326
Total Long-Term Investments (Cost — $138,509,076) — 99.3%		160,600,157

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.42% (d)(e)	2,056,337	2,056,337
SL Liquidity Series, LLC, Money Market Series, 0.90% (d)(e)(f)	344,953	345,022
Total Short-Term Securities (Cost — $2,401,297) — 1.5%		2,401,359
Total Investments (Cost — $140,910,373*) — 100.8%		163,001,516
Liabilities in Excess of Other Assets — (0.8)%		(1,308,577)

Net Assets — 100.0%		$161,692,939

BLACKROCK MASTER LLC	FEBRUARY 28, 2017	5

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Notes to Schedule of Investments

*	As of February 28, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$142,814,137

Gross unrealized appreciation	$26,188,595
Gross unrealized depreciation	(6,001,216)

Net unrealized appreciation	$20,187,379

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Master Portfolio held restricted securities with a current value of $1,349,794 and an original cost of $1,547,037, which was 0.1% of its net assets.

(d)	Current yield as of period end.

(e)	During the period ended February 28, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, TempFund, Institutional Class	1,508,954	(1,508,954)	—	—	$1,259		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	2,056,337	2,056,337	$2,056,337	1,837		$5	—
SL Liquidity Series, LLC, Money Market Series	1,600,704	(1,255,751)	344,953	345,022	114,157	[1]	121	$62
Total				$2,401,359	$117,253		$126	$62

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
27	Russell 2000 Mini Index	March 2017	$1,869,750	$(13,972)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

6	BLACKROCK MASTER LLC	FEBRUARY 28, 2017

Schedule of Investments (concluded)	BlackRock Master Small Cap Growth Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$159,170,037	—	—	$159,170,037
Preferred Stocks[1]	—	—	$1,349,794	1,349,794
Rights[1]	—	—	80,326	80,326
Short-Term Securities	2,056,337	—	—	2,056,337

Subtotal	$161,226,374	—	$1,430,120	$162,656,494

Investments Valued at NAV[2]				345,022

Total Investments				$163,001,516

Liabilities:
Equity contracts	$(13,972)	—	—	$(13,972)

[1]	See above Schedule of Investments for values in each industry.

[2]

As of February 28, 2017, certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended February 28, 2017, there were no transfers between levels.

BLACKROCK MASTER LLC	FEBRUARY 28, 2017	7

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date:	April 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date:	April 19, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date:	April 19, 2017